LEASES - Vallon - 10-K (Details) - Vallon Pharmaceuticals, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Non-current finance lease assets	$ 0	$ 206
Finance lease liabilities:
Current finance lease liabilities	0	97
Non-current finance lease liabilities	0	72
Total finance lease liabilities	$ 0	$ 169
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Other Information
Operating cash flows from finance lease amortization	$ 206	$ 73
Financing cash flows from finance lease payments	$ 15	$ 106